CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Real estate sales and other	$ 81,459	$ 79,348	$ 47,043
Commercial and income producing properties	38,656	26,820	21,226
Real estate	120,115	106,168	68,269
Mineral resources	44,220	24,448	24,790
Fiber resources and other	8,256	4,957	8,301
Total revenues	172,591	135,573	101,360
EXPENSES
Cost of real estate sales and other	(40,400)	(44,929)	(27,503)
Cost of commercial and income producing properties	(29,639)	(18,046)	(17,982)
Cost of mineral resources	(10,842)	(2,062)	(1,097)
Cost of fiber resources and other	(2,995)	(1,928)	(1,640)
Other operating	(55,213)	(49,132)	(40,950)
General and administrative	(32,320)	(23,326)	(22,581)
Total expenses	(171,409)	(139,423)	(111,753)
GAIN ON SALE OF ASSETS	25,983	61,965	29,278
OPERATING INCOME	27,165	58,115	18,885
Equity in earnings (loss) of unconsolidated ventures	14,469	(29,209)	4,701
Interest expense	(19,363)	(17,012)	(16,446)
Other non-operating income	3,621	368	1,164
INCOME BEFORE TAXES	25,892	12,262	8,304
Income tax expense	(8,016)	(3,021)	(2,470)
CONSOLIDATED NET INCOME	17,876	9,241	5,834
Less Net income attributable to noncontrolling interest	(4,934)	(2,087)	(709)
NET INCOME ATTRIBUTABLE TO FORESTAR GROUP INC.	12,942	7,154	5,125
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	35,214	35,413	35,893
Diluted	35,482	35,781	36,377
NET INCOME PER COMMON SHARE
Basic	$ 0.37	$ 0.20	$ 0.14
Diluted	$ 0.36	$ 0.20	$ 0.14
COMPREHENSIVE INCOME
Consolidated net income	17,876	9,241	5,834
Change in fair value of interest rate swap agreement (matured in 2010)			393
Income tax effect of change in fair value			(137)
Comprehensive income	17,876	9,241	6,090
Less: Comprehensive income attributable to noncontrolling interests	(4,934)	(2,087)	(709)
COMPREHENSIVE INCOME ATTRIBUTABLE TO FORESTAR GROUP INC.	$ 12,942	$ 7,154	$ 5,381